Investment in Real Estate - Real Estate Investment Property (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Investment in real estate
Beginning balance	$ 2,035,330	$ 1,475,955	$ 1,060,504
Acquisitions	114,008	538,322	390,370
Improvements, capitalized costs	128,018	89,707	27,901
Disposal	(37,615)	(9,638)	(2,820)
Cost of property sold	0	(59,016)	0
Ending Balance	2,239,741	2,035,330	1,475,955
Reclassification to assets associated with real estate held for sale	(68,446)	(82,305)	0
Total real estate held for investment	2,171,295	1,953,025	1,475,955
Accumulated depreciation
Beginning balance	(108,411)	(85,184)
Additions	(50,044)	(41,454)	(34,675)
Deletions	23,825	10,296	2,820
Ending Balance	142,561	116,342	85,184	53,329
Reclassification to assets associated with real estate held for sale	7,904	7,931	0
Total Accumulated depreciation	$ (134,657)	$ (108,411)	$ (85,184)